Intangible Assets, Net (Details) - Schedule of intangible assets, net consisted of customer contacts acquired - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Intangible Assets Net Consisted Of Customer Contacts Acquired Abstract
Customer relationship	$ 1,021,509	$ 1,056,162
Customer contracts	344,003	356,870
Software	228,853	80,330
Less: accumulated amortization	(624,321)	(442,863)
Intangible assets, net	$ 970,044	$ 1,050,499